Note 17 - Income Taxes - Reconciliation of the Total Estimated Liability Associated with Uncertain Tax Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Liability, beginning of year	$ 5,768	$ 5,721	$ 6,211
Gross increases – current period	1,939	1,967	825
Lapsing due to statutes of limitations	(1,319)	(1,920)	(1,315)
Liability, end of year	$ 6,388	$ 5,768	$ 5,721